Offerings - Offering: 1	Jun. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, par value $.01 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	0.195
Maximum Aggregate Offering Price	$ 390,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 59.71
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement on Form S-8 also covers an indeterminate number of additional common shares of beneficial interest of Office Properties Income Trust, or the Registrant, that may become issuable under the Second Amended and Restated Office Properties Income Trust 2009 Incentive Share Award Plan, or the Plan, by any reason of any stock dividend, stock split, recapitalization or other similar transaction. (b) Represents an additional 2,000,000 common shares of beneficial interest of the Registrant issuable under the Plan. The Registrant previously filed registration statements on Form S-8 (No. 333-191094 and No. 333-238709) with respect to common shares of beneficial interest issuable under the Plan. (c) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, on the basis of the average of the high and low prices per share of the common shares of beneficial interest as reported on The Nasdaq Stock Market LLC on June 10, 2025. (d) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. Calculated in accordance with Section 6 of the Securities Act and Rule 457 under the Securities Act by multiplying 0.00015310 and the proposed maximum aggregate offering price.